UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Taylor, Cottrill LLC
Address: 224 Main Street
         New London, NH 03257

13F File Number:  028-13147

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chad Richardson
Title:     Director of Operations
Phone:     603-526-7400

Signature, Place, and Date of Signing:

     Chad Richardson     New London, NH     February 4, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     63

Form13F Information Table Value Total:     $69,383 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

				FORM 13F INFORMATION TABLE
								VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		  VOTING AUTHORITY
NAME OF ISSUER		 	TITLE OF CLASS	CUSIP		(x$1000)PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
----------------------------------------------------------------------------------------------------------------------------------
   				   		   		   	   	C<>
3M Co.                       	COM		88579Y101 	408	7085	SH		SOLE			4560		2525
Abbott Labs                  	COM		002824100	1361	25506	SH		SOLE			13650		11856
Accenture                    	COM		G1150G111 	2074	63260	SH		SOLE			37335		25925
Aetna US Healthcare Inc.     	COM		00817Y108 	1164	40825	SH		SOLE			24450		16375
AFLAC Inc.                   	COM		001055102	1099	23975	SH		SOLE			12875		11100
American Express Co.         	COM		25816109	611	32957	SH		SOLE			16074		16883
Apache                       	COM		037411105	491	6590	SH		SOLE			3810		2780
Apple Inc.                   	COM		037833100	927	10860	SH		SOLE			6610		4250
AT&T Corp.                   	COM		00206R102 	1002	35165	SH		SOLE			18289		16876
Automatic Data Processing    	COM		053015103	495	12575	SH		SOLE			8225		4350
Bank of America Corp.        	COM		060505104	461	32706	SH		SOLE			15683		17023
Berkshire Hathaway Cl B      	Class B		084670207	2231	694	SH		SOLE			448		246
Best Buy Inc                 	COM		086516101	1313	46725	SH		SOLE			27350		19375
BP PLC                       	COM		055622104	698	14927	SH		SOLE			8526		6401
Bristol Myers Squibb         	COM		110122108	334	14364	SH		SOLE			6854		7510
Canadian Natural Resources   	COM		136385101	1116	27915	SH		SOLE			16975		10940
Cisco Systems                	COM		17275R102 	1052	64519	SH		SOLE			38455		26064
Citigroup Inc.               	COM		172967101	169	25174	SH		SOLE			13536		11638
Coca-Cola                    	COM		191216100	1921	42445	SH		SOLE			26670		15775
Colgate Palmolive            	COM		194162103	464	6775	SH		SOLE			2625		4150
ConocoPhillips               	COM		20825C104 	690	13323	SH		SOLE			7421		5902
Corning Inc.                 	COM		219350105	832	87300	SH		SOLE			51115		36185
CVS Caremark Corp.           	COM		126650100	234	8125	SH		SOLE			5625		2500
Diamond Offshore Drilling    	COM		25271C102 	778	13200	SH		SOLE			7725		5475
Eli Lilly & Co.              	COM		532457108	1862	46235	SH		SOLE			29175		17060
Emerson Electric             	COM		291011104	348	9500	SH		SOLE			7200		2300
Exxon Mobil Corp.            	COM		30231G102 	5134	64315	SH		SOLE			44918		19397
FedEx Corp.                  	COM		31428X106 	1262	19670	SH		SOLE			12495		7175
Freeport-McMoran             	COM		35671D857 	326	13325	SH		SOLE			7300		6025
Genentech Inc New            	COM		368710406	785	9465	SH		SOLE			4090		5375
General Dynamics Corp.       	COM		369550108	1602	27818	SH		SOLE			14750		13068
General Electric             	COM		369604103	2784	171873	SH		SOLE			109698		62175
General Mills Inc            	COM		370334104	520	8559	SH		SOLE			6609		1950
Greif Inc Cl A               	COM		397624107	834	24950	SH		SOLE			16800		8150
Hewlett Packard              	COM		428236103	1792	49375	SH		SOLE			31825		17550
Ingersoll Rand               	COM		G4776G101 	742	42750	SH		SOLE			28850		13900
INTEL                        	COM		458140100	1424	97135	SH		SOLE			60030		37105
International Business Machine	COM		459200101	2524	29989	SH		SOLE			18994		10995
iShares MSCI Taiwan          	COM		464286731	80	10575	SH		SOLE			8175		2400
Ishares Tr Lehman Tips       	COM		464287176	308	3107	SH		SOLE			1042		2065
Johnson & Johnson            	COM		478160104	3235	54076	SH		SOLE			32232		21844
Jpmorgan Chase & Co          	COM		46625H100 	341	10800	SH		SOLE			8855		1945
Kimberly-Clark               	COM		494368103	773	14650	SH		SOLE			8550		6100
L 3 Communications Holdings  	COM		502424104	1891	25625	SH		SOLE			18600		7025
McDonalds Corp.              	COM		580135101	3518	56571	SH		SOLE			34786		21785
Medtronic Inc                	COM		585055106	819	26077	SH		SOLE			15577		10500
Microsoft Corp.              	COM		594918104	1110	57120	SH		SOLE			38687		18433
National Oilwell Varco       	COM		637071101	747	30580	SH		SOLE			20705		9875
Novartis                     	COM		66987V109 	1625	32660	SH		SOLE			18010		14650
Occidental Petroleum Corp.   	COM		674599105	1903	31720	SH		SOLE			17815		13905
Pfizer Inc.                  	COM		717081103	710	40115	SH		SOLE			39615		500
Philip Morris Intl Inc       	COM		718172109	248	5700	SH		SOLE			3300		2400
Praxair                      	COM		74005P104 	1328	22375	SH		SOLE			12775		9600
Precision Castparts          	COM		740189105	254	4275	SH		SOLE			3000		1275
Procter & Gamble             	COM		742718109	917	14839	SH		SOLE			10069		4770
Suncor Energy                	COM		867229106	335	17200	SH		SOLE			9850		7350
Sysco Corporation            	COM		871829107	453	19750	SH		SOLE			18850		900
Total SA                     	COM		89151E109	372	6725	SH		SOLE			4100		2625
Wal Mart Stores Inc.         	COM		931142103	414	7392	SH		SOLE			5142		2250
Walgreens                    	COM		931422109	370	14985	SH		SOLE			12085		2900
Walt Disney Co.              	COM		254687106	2549	112326	SH		SOLE			69991		42335
Wyeth                        	COM		983024100	307	8173	SH		SOLE			4992		3181
Zimmer Holdings Inc.         	COM		98956P102 	912	22553	SH		SOLE			13435		9118
